Earnings (Loss) Per Share (Tables)	9 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Basic and Diluted (Loss) Earnings Per Share
The net (loss) earnings available for common shareholders and (loss) earnings per common share are presented in the table below:

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
	$	$
Net (loss) income	(44,434)	(19,850)	160,603	(21,710)

Weighted average number of common shares - basic	33,738,143	33,623,608	33,712,124	33,610,936
Dilutive effect of stock-based awards	—	—	230,067	—
Weighted average number of common shares - diluted	33,738,143	33,623,608	33,942,191	33,610,936

(Loss) earnings per common share:
– Basic	(1.32)	(0.59)	4.76	(0.65)
– Diluted	(1.32)	(0.59)	4.73	(0.65)